Long-Term Investments - Long-Term Investments (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement Of Financial Position [Abstract]
Equity-method investments		$ 49
Other long-term investments	$ 11	12
Total	$ 11	$ 61